Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segments

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Revenues, net	347,451,568	174,202,627	235,667,734	30,339,448

Cost of revenues
- Related parties	(103,159,420)	(34,213,521)	(7,915,189)	(1,018,987)
- External	(202,457,187)	(104,940,795)	(178,307,992)	(22,955,056)
	(305,616,607)	(139,154,316)	(186,223,181)	(23,974,043)
Gross profit	41,834,961	35,048,311	49,444,553	6,365,405

Expenses
Selling and marketing	(2,631,231)	(3,132,277)	(4,392,521)	(565,486)
General and administrative:
Depreciation – related party	(720,000)	(720,000)	(720,000)	(92,692)
Depreciation	(2,485,017)	(2,540,273)	(3,831,567)	(493,269)
Amortization	(137,358)	(112,049)	(1,481,738)	(190,756)
Staff cost	(12,436,317)	(13,260,898)	(18,486,483)	(2,379,917)
Professional fee	(3,654,819)	(2,204,622)	(2,840,139)	(365,634)
Provision for expected credit losses	—	(1,383,316)	(1,253,368)	(161,356)
Others	(834,906)	(2,648,351)	(4,867,313)	(626,610)
Total expenses	(22,899,648)	(26,001,786)	(37,873,129)	(4,875,720)
Income from operation	18,935,313	9,046,525	11,571,424	1,489,685

Other income (expenses)
Interest income	1	92,951	31,954	4,114
Interest expense	(6,133,455)	(5,759,182)	(3,759,032)	(483,931)
Agency income – related party	2,586,019	2,662,034	1,170,664	150,709
Other income	—	326	134,230	17,280
Other expense	(7,444)	(302,784)	—	—
Total other expenses, net	(3,554,879)	(3,306,655)	(2,422,184)	(311,828)
Income before tax expenses	15,380,434	5,739,870	9,149,240	1,177,857

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Total assets	90,616,829	135,647,692	17,463,045
Total liabilities	(93,003,639)	(78,821,221)	(10,147,305)

Net (liabilities) assets	(2,386,810)	56,826,471	7,315,740